INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes paid (refund) [abstract]
Income (loss) before income taxes	$ 3,334,043	$ (56,711)	$ (5,166,207)
Statutory income tax rate	27.00%	27.00%	26.00%
Income tax (benefit) liability computed at statutory tax rate	$ 900,192	$ (15,312)	$ (1,343,214)
Items not deductible for income tax purposes	(12,564)	77,417	(100,626)
Under provision of taxes in prior years	36,225	0	0
Change in timing differences	135,130	(80,965)	187,473
Impact of foreign exchange on tax assets and liabilities	(39,116)	(90,212)	117,313
Difference between Canadian and foreign taxes	0	3,403	(464,959)
Effect of change in tax rates	0	(42,564)	0
Unused tax losses and tax offsets not recognized	(983,204)	148,233	1,431,580
Income tax expense (recovery)	36,663	0	(172,433)
Penalties and interest included in income tax expense (recovery)	27,989	(290,818)	0
Texas margin tax and branch tax	34,425	39,654	22,137
Income tax expense (recovery)	$ 99,077	$ (251,164)	$ (150,296)